Borrowings (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) project	Nov. 08, 2017 EUR (€)	Nov. 08, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Principal balances of outstanding borrowings under lines of credit with banks and financial institutions
Borrowings	$ 1,195			$ 149
Current borrowings	1,188			143
Non-current borrowings	7			6
Restlet SAS
Principal balances of outstanding borrowings under lines of credit with banks and financial institutions
Net debt assumed	1,100	€ 1.0	$ 1,188
BPI France
Principal balances of outstanding borrowings under lines of credit with banks and financial institutions
Borrowings	$ 1,056			143
Number of successful projects funded | project	1
Advances for research and development projects funded	$ 900				$ 500	$ 400
Other
Principal balances of outstanding borrowings under lines of credit with banks and financial institutions
Borrowings	$ 139			$ 6